Operating profit (Tables)	12 Months Ended
Dec. 31, 2018
Operating Profit [Abstract]
Disclosure of Detailed Information About Operating Profit

Operating profit is stated after charging/(crediting) the following:

	Note	2018 £m	Restated 2017 £m	Restated 2016 £m
Staff costs
Wages and salaries		1,959	1,926	1,767
Social security costs		215	213	198
Pensions	6	135	95	111
Share based remuneration		41	39	38
Total staff costs		2,350	2,273	2,114
Depreciation and amortisation
Amortisation of acquired intangible assets	15	287	313	342
Share of joint ventures’ amortisation of acquired intangible assets		1	1	4
Amortisation of internally developed intangible assets	15	225	203	189
Depreciation of property, plant and equipment	17	62	65	62
Depreciation of right of use asset		77	75	74
Total depreciation and amortisation		652	657	671
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		2,638	2,628	2,488
Operating lease rentals expense		18	28	35
Operating lease rentals income		(3)	(3)	(6)